Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 51.1%		Par	Value
Financials - 22.0%
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)		$12,400,000	$12,417,967
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)		3,000,000	3,046,422
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)		50,000,000	50,874,492
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027 (Callable 12/15/2026)		5,000,000	5,107,162
6.45%, 04/15/2027 (Callable 03/15/2027)		15,773,000	16,266,162
4.63%, 10/15/2027 (Callable 08/15/2027)		7,300,000	7,354,689
5.75%, 06/06/2028 (Callable 05/06/2028)		23,000,000	23,830,087
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)		37,724,000	40,045,457
Air Lease Corp.
1.88%, 08/15/2026 (Callable 07/15/2026)		1,679,000	1,644,085
2.20%, 01/15/2027 (Callable 12/15/2026)		5,817,000	5,658,336
5.85%, 12/15/2027 (Callable 11/15/2027)		2,668,000	2,748,064
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028) (a)		22,700,000	23,854,051
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029 (Callable 05/15/2028)		20,000,000	20,471,685
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)		14,225,000	14,422,613
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026) (a)		11,983,000	11,709,501
4.75%, 04/14/2027 (a)		20,629,000	20,720,954
3.50%, 11/01/2027 (Callable 07/01/2027) (a)		20,035,000	19,676,253
6.25%, 04/15/2028 (Callable 03/15/2028) (a)		5,000,000	5,212,215
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)		15,000,000	14,977,575
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)		5,000,000	5,101,321
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)		15,069,000	15,123,308
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)		25,000,000	24,878,451
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)		32,751,000	32,006,834
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)		23,400,000	24,267,071
Bank of Montreal, 5.37%, 06/04/2027		9,375,000	9,581,043
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029 (Callable 04/20/2028)		21,700,000	22,056,443
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)		47,225,000	47,470,271
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028 (a)		28,700,000	29,325,960
Barclays PLC
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)		30,000,000	30,644,700
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)		23,750,000	24,176,609
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 10/11/2025)		7,083,000	7,074,026
BNP Paribas SA
4.63%, 03/13/2027 (a)		1,300,000	1,304,739
3.50%, 11/16/2027 (a)		5,000,000	4,926,602
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)		10,300,000	10,077,676
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)		42,000,000	42,391,154
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (a)		2,432,000	2,374,029
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (a)		15,000,000	15,339,191
3.50%, 10/23/2027 (a)		30,602,000	30,079,254
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)		3,125,000	3,317,497
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)		30,000,000	30,503,356
Brown & Brown, Inc., 4.70%, 06/23/2028 (Callable 05/23/2028)		5,700,000	5,754,421
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027		50,000,000	50,996,953
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)		15,000,000	14,880,607
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)		31,000,000	32,519,374
Capital One NA, 5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028		16,000,000	16,567,623
Centene Corp.
4.25%, 12/15/2027 (Callable 10/16/2025)		40,757,000	40,024,081
2.45%, 07/15/2028 (Callable 05/15/2028)		15,000,000	13,938,494
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)		15,000,000	14,769,867
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)		45,000,000	45,579,609
CNO Global Funding
5.88%, 06/04/2027 (a)		35,000,000	35,907,402
4.88%, 12/10/2027 (a)		8,500,000	8,609,822
4.38%, 09/08/2028 (a)		11,000,000	11,004,613
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026) (a)		7,000,000	6,810,490
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)		48,768,000	48,407,978
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)		2,500,000	2,520,974
Corebridge Global Funding, 4.65%, 08/20/2027 (a)		14,500,000	14,661,327
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)		8,600,000	8,764,982
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)		1,000,000	1,054,230
Credit Agricole SA/London, 4.13%, 01/10/2027 (a)		10,000,000	9,982,236
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027) (a)		5,000,000	5,085,177
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)		1,392,000	1,393,292
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)		20,057,000	19,618,201
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)		24,000,000	24,515,934
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)		11,500,000	12,076,599
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)		30,129,000	31,012,772
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)		34,960,000	34,730,191
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)		12,700,000	12,827,830
5.70%, 03/14/2028 (a)		13,000,000	13,474,065
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028 (Callable 01/28/2027)		28,500,000	28,787,719
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)		15,000,000	15,175,600
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)		35,000,000	34,701,600
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)		10,000,000	10,011,668
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)		22,494,000	22,431,258
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)		7,000,000	7,147,004
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)		24,300,000	24,733,190
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)		4,988,000	4,973,134
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)		10,312,000	10,448,694
Jackson National Life Global Funding, 4.90%, 01/13/2027 (a)		5,000,000	5,040,894
Jefferies Financial Group, Inc.
4.85%, 01/15/2027		23,000,000	23,185,907
6.45%, 06/08/2027		2,380,000	2,463,214
JPMorgan Chase & Co.
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)		15,000,000	15,170,128
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)		27,200,000	27,794,081
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)		10,000,000	10,085,441
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)		41,951,000	43,337,398
Liberty Mutual Insurance Co., 7.88%, 10/15/2026 (a)		14,335,000	14,738,403
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)		28,000,000	28,498,602
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029 (Callable 06/13/2028)		9,930,000	10,068,613
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)		30,000,000	30,565,601
4.63%, 11/15/2027 (Callable 10/11/2025) (a)		20,927,000	20,888,621
4.90%, 04/03/2028 (Callable 03/03/2028)		3,000,000	3,032,433
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028) (a)		20,000,000	20,340,790
Macquarie Group Ltd.
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (a)		25,000,000	24,364,212
4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027) (a)		15,318,000	15,267,579
Manufacturers & Traders Trust Co., 4.76% to 07/06/2027 then SOFR + 0.95%, 07/06/2028 (Callable 07/06/2027)		26,500,000	26,755,274
Marex Group PLC, 5.83%, 05/08/2028 (Callable 04/08/2028)		25,000,000	25,362,868
Morgan Stanley
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)		25,000,000	25,559,811
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)		11,000,000	11,259,947
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)		19,800,000	20,236,385
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)		23,450,000	23,846,972
Nationwide Building Society
4.00%, 09/14/2026 (a)		34,021,000	33,937,994
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)		3,000,000	2,997,160
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)		19,000,000	19,155,238
NatWest Group PLC
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)		10,000,000	10,185,672
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)		24,000,000	24,377,143
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)		5,085,000	5,301,929
Nomura Holdings, Inc., 5.84%, 01/18/2028		31,200,000	32,259,531
Principal Life Global Funding II
5.00%, 01/16/2027 (a)		15,850,000	16,027,995
4.60%, 08/19/2027 (a)		17,750,000	17,919,029
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)		40,000,000	40,677,380
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)		5,000,000	4,883,585
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)		2,500,000	2,474,723
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)		22,500,000	22,437,351
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)		18,155,000	17,695,913
2.30%, 06/15/2028 (Callable 04/15/2028) (a)		27,410,000	26,000,519
5.30%, 04/03/2029 (Callable 03/03/2029) (a)		12,350,000	12,681,622
Societe Generale SA
5.25%, 02/19/2027 (a)		5,000,000	5,054,074
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)		10,000,000	9,818,507
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)		25,000,000	25,334,509
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)		2,000,000	2,082,306
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)		5,000,000	5,105,322
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028) (a)		10,000,000	10,168,534
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)		5,000,000	4,891,313
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027) (a)		42,675,000	43,976,966
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)		9,585,000	9,818,270
Sumitomo Mitsui Trust Bank Ltd.
5.20%, 03/07/2027 (a)		10,000,000	10,157,063
4.45%, 09/10/2027 (a)		18,150,000	18,281,946
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)		3,555,000	3,683,220
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)		10,367,000	10,585,457
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)		2,266,000	2,251,404
3.95%, 12/01/2027 (Callable 09/01/2027)		42,500,000	42,013,044
UBS AG/Stamford CT
4.86% to 01/10/2027 then SOFR + 0.72%, 01/10/2028 (Callable 01/10/2027)		7,000,000	7,059,306
7.50%, 02/15/2028		14,000,000	15,073,146
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)		22,300,000	23,170,525
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)		10,000,000	9,916,234
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)		31,500,000	32,231,899
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)		21,182,000	20,990,857
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)		3,000,000	3,057,125
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)		47,323,000	47,630,874
Westpac New Zealand Ltd., 5.13%, 02/26/2027 (a)		25,000,000	25,359,712
			2,512,543,887

Industrials - 26.3%(c)
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 10/11/2025) (a)		10,000,000	9,572,964
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027) (a)		3,000,000	2,805,075
Advance Auto Parts, Inc., 1.75%, 10/01/2027 (Callable 08/01/2027)		5,000,000	4,687,103
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)		19,750,000	18,637,956
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)		12,000,000	12,173,668
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (a)		32,255,000	33,259,605
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)		3,914,000	3,864,947
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028		17,400,000	17,595,087
Amrize Finance US LLC, 4.70%, 04/07/2028 (Callable 03/07/2028) (a)		20,000,000	20,233,420
Anglo American Capital PLC
4.75%, 04/10/2027 (a)		8,390,000	8,451,193
4.50%, 03/15/2028 (Callable 12/15/2027) (a)		42,000,000	42,235,665
APA Corp., 4.38%, 10/15/2028 (Callable 07/15/2028)		9,783,000	9,537,099
ArcelorMittal SA
4.55%, 03/11/2026		7,500,000	7,498,194
6.55%, 11/29/2027 (Callable 10/29/2027)		46,171,000	48,175,898
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)		33,034,000	32,254,552
4.38%, 08/15/2027 (Callable 10/16/2025) (a)		21,744,000	21,736,576
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (a)		10,000,000	10,172,868
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)		2,500,000	2,507,791
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 10/31/2025) (a)		16,369,000	16,371,308
BMW US Capital LLC, 4.60%, 08/13/2027 (a)		25,000,000	25,212,907
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)		7,000,000	7,202,424
Boston Medical Center Corp., 3.91%, 07/01/2028		20,555,000	20,094,297
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)		45,375,000	46,158,730
Bunge Ltd. Finance Corp., 4.90%, 04/21/2027 (Callable 03/21/2027)		7,625,000	7,711,715
Campbell's Co., 5.20%, 03/19/2027		7,000,000	7,108,129
Canadian Natural Resources Ltd., 3.85%, 06/01/2027 (Callable 03/01/2027)		6,092,000	6,051,681
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028) (a)		28,754,000	28,342,979
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)		5,780,000	5,706,396
Celanese US Holdings LLC, 6.67%, 07/15/2027 (Callable 06/15/2027)		21,721,000	22,279,466
CF Industries, Inc., 4.50%, 12/01/2026 (a)		31,150,000	31,198,976
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 10/16/2025) (a)		9,000,000	8,802,469
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)		18,375,000	18,290,872
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029 (Callable 11/15/2028)		1,526,000	1,419,242
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 10/11/2025)		46,750,000	46,603,842
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)		34,546,000	36,049,112
Conagra Brands, Inc., 7.00%, 10/01/2028		21,120,000	22,594,923
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/02/2026)		45,900,000	46,582,195
6.60%, 08/02/2028 (Callable 07/02/2028)		7,500,000	7,850,221
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027)		4,700,000	4,721,966
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)		26,434,000	26,451,419
CVS Pass-Through Trust
5.88%, 01/10/2028		2,495,621	2,514,629
6.04%, 12/10/2028		18,865,076	19,257,123
6.94%, 01/10/2030		5,453,913	5,698,712
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (a)		2,244,073	2,450,389
Daimler Truck Finance North America LLC
4.30%, 08/12/2027 (a)		22,275,000	22,330,220
5.13%, 09/25/2027 (Callable 08/25/2027) (a)		20,000,000	20,325,082
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)		22,291,000	22,768,904
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)		7,300,000	7,404,788
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)		51,950,000	50,713,789
2.38%, 09/15/2028 (Callable 07/15/2028)		5,000,000	4,712,477
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)		15,000,000	15,052,180
Element Fleet Management Corp.
5.64%, 03/13/2027 (Callable 02/13/2027) (a)		20,000,000	20,377,175
6.32%, 12/04/2028 (Callable 11/04/2028) (a)		16,000,000	16,944,608
Enbridge, Inc., 4.60%, 06/20/2028 (Callable 05/20/2028)		4,000,000	4,046,982
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)		7,000,000	7,130,459
4.20%, 04/15/2027 (Callable 01/15/2027)		5,028,000	5,021,353
5.63%, 05/01/2027 (Callable 10/16/2025) (a)		14,600,000	14,606,493
5.50%, 06/01/2027 (Callable 03/01/2027)		14,000,000	14,242,761
EQT Corp.
7.50%, 06/01/2027 (Callable 10/11/2025)		5,341,000	5,444,965
5.70%, 04/01/2028 (Callable 03/01/2028)		10,184,000	10,526,386
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)		5,500,000	5,417,673
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027) (a)		3,100,000	3,097,405
4.50%, 10/24/2028 (Callable 07/24/2028) (a)		39,145,000	39,345,249
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)		19,734,000	20,386,898
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)		4,550,000	4,499,632
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)		26,417,000	26,394,425
5.80%, 03/05/2027 (Callable 02/05/2027)		21,000,000	21,212,442
7.35%, 11/04/2027 (Callable 10/04/2027)		5,000,000	5,214,944
5.92%, 03/20/2028 (Callable 02/20/2028)		3,550,000	3,610,801
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 10/31/2025)		11,640,000	11,572,019
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026) (a)		25,307,000	24,513,308
General Motors Financial Co., Inc.
5.35%, 07/15/2027		30,000,000	30,543,072
5.05%, 04/04/2028		15,000,000	15,241,132
GFL Environmental, Inc., 3.50%, 09/01/2028 (Callable 03/01/2028) (a)		36,715,000	35,811,561
Glencore Funding LLC
5.34%, 04/04/2027 (a)		29,875,000	30,333,632
3.88%, 10/27/2027 (Callable 07/27/2027) (a)		12,381,000	12,281,312
4.91%, 04/01/2028 (a)		10,000,000	10,157,471
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)		10,000,000	9,743,781
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (Callable 08/15/2027) (a)		17,173,000	16,928,437
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)		32,200,000	32,337,787
Hess Midstream Operations LP, 5.88%, 03/01/2028 (Callable 03/01/2026) (a)		5,000,000	5,096,900
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027 (Callable 08/25/2027)		17,625,000	17,703,358
4.15%, 09/15/2028 (Callable 08/15/2028)		15,000,000	14,983,041
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)		40,161,000	39,989,315
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)		17,421,000	17,181,286
Hyatt Hotels Corp., 5.05%, 03/30/2028 (Callable 02/29/2028)		15,000,000	15,243,527
Hyundai Capital America
4.85%, 03/25/2027 (a)		10,000,000	10,075,390
5.28%, 06/24/2027 (a)		5,000,000	5,077,103
4.90%, 06/23/2028 (a)		20,000,000	20,283,322
4.25%, 09/18/2028 (a)		15,000,000	14,965,609
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)		20,000,000	20,405,328
Illumina, Inc., 4.65%, 09/09/2026		15,375,000	15,445,422
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)		34,255,000	32,589,504
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)		32,000,000	33,014,400
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)		8,345,000	8,345,681
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)		11,762,000	12,420,086
Keurig Dr Pepper, Inc., 5.05%, 03/15/2029 (Callable 02/15/2029)		4,758,000	4,843,281
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)		55,000,000	53,718,560
LG Energy Solution Ltd.
5.38%, 07/02/2027 (a)		30,000,000	30,450,813
5.25%, 04/02/2028 (a)		15,000,000	15,279,936
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)		54,425,000	56,253,730
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 10/31/2025) (a)		13,187,000	12,624,455
LYB Finance Co. BV, 8.10%, 03/15/2027 (a)		4,747,000	4,974,268
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028) (a)		34,850,000	35,276,182
MasTec, Inc., 4.50%, 08/15/2028 (Callable 10/31/2025) (a)		16,311,000	16,267,232
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)		4,260,000	4,199,619
Microchip Technology, Inc., 4.90%, 03/15/2028		29,796,000	30,233,287
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028) (a)		32,740,000	33,060,699
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)		4,200,000	4,183,621
National Fuel Gas Co., 5.50%, 10/01/2026		18,750,000	18,948,082
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)		6,460,000	6,475,729
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (a)		5,000,000	5,064,812
5.30%, 09/13/2027 (a)		27,225,000	27,192,738
NTT Finance Corp., 4.62%, 07/16/2028 (a)		17,950,000	18,127,492
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)		11,092,000	11,132,354
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028 (Callable 07/19/2028)		5,000,000	5,007,149
Occidental Petroleum Corp.
3.00%, 02/15/2027 (Callable 11/15/2026)		5,920,000	5,790,994
8.50%, 07/15/2027 (Callable 01/15/2027)		25,440,000	26,679,310
5.00%, 08/01/2027 (Callable 07/01/2027)		7,000,000	7,073,290
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)		15,000,000	15,323,891
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027 (Callable 12/12/2026) (a)		12,000,000	12,145,305
4.20%, 04/01/2027 (Callable 01/01/2027) (a)		1,825,000	1,822,318
POSCO, 4.50%, 08/04/2027 (a)		9,000,000	9,032,786
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 10/31/2025) (a)		18,956,000	18,694,476
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)		1,954,000	1,925,213
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)		30,400,000	30,747,047
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)		38,750,000	38,074,670
Regal Rexnord Corp.
6.05%, 02/15/2026		30,375,000	30,522,032
6.05%, 04/15/2028 (Callable 03/15/2028)		25,450,000	26,326,298
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)		5,919,000	5,768,031
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028) (a)		8,725,000	8,762,768
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027) (a)		28,020,000	28,783,471
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (Callable 10/01/2027) (a)		23,000,000	23,447,641
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)		12,350,000	12,541,289
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028) (a)		9,041,000	8,987,370
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027) (a)		27,775,000	28,170,523
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (a)		23,240,000	22,519,367
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (a)		7,000,000	6,889,986
SK Hynix, Inc.
5.50%, 01/16/2027 (a)		15,000,000	15,229,215
6.38%, 01/17/2028 (a)		16,288,000	17,019,325
4.25%, 09/11/2028 (a)		22,775,000	22,764,646
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)		10,000,000	10,134,887
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)		8,588,000	8,727,355
Sonoco Products Co., 2.25%, 02/01/2027 (Callable 01/01/2027)		4,211,000	4,101,691
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)		37,280,000	37,599,138
Sprint Capital Corp., 6.88%, 11/15/2028		3,647,000	3,922,889
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026) (a)		21,379,000	20,593,471
5.35%, 03/17/2028 (Callable 02/17/2028) (a)		10,000,000	10,126,342
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (Callable 08/15/2028) (a)		14,750,000	14,746,110
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)		13,000,000	13,145,501
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)		25,385,000	24,818,468
Texas Gas Transmission LLC, 7.25%, 07/15/2027		5,100,000	5,318,067
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)		20,788,000	20,526,445
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 10/11/2025)		24,150,000	23,729,044
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)		6,698,000	6,539,603
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)		27,613,000	27,488,278
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)		6,575,000	6,631,519
7.50%, 01/15/2028 (Callable 12/15/2027) (a)		12,395,000	13,136,300
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)		16,819,000	16,960,408
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026) (a)		25,144,000	25,457,804
4.50%, 01/15/2028 (Callable 10/15/2027) (a)		14,575,000	14,544,987
Videotron Ltd., 5.13%, 04/15/2027 (Callable 10/31/2025) (a)		24,026,000	24,027,983
Volkswagen Group of America Finance LLC
5.70%, 09/12/2026 (a)		35,000,000	35,454,218
4.85%, 08/15/2027 (a)		12,000,000	12,107,241
5.05%, 03/27/2028 (Callable 02/27/2028) (a)		8,775,000	8,889,640
Vontier Corp., 2.40%, 04/01/2028 (Callable 02/01/2028)		6,631,000	6,307,781
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)		14,911,000	14,705,974
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)		11,176,000	11,169,477
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028) (d)		53,035,000	53,774,156
Woodside Finance Ltd., 4.90%, 05/19/2028 (Callable 04/19/2028)		38,515,000	38,993,771
XPO, Inc., 6.25%, 06/01/2028 (Callable 10/11/2025) (a)		6,490,000	6,613,202
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028) (a)		4,848,000	4,888,203
			3,004,771,912

Utilities - 2.8%
Alliant Energy Finance LLC
5.40%, 06/06/2027 (Callable 05/06/2027) (a)		25,000,000	25,308,388
5.95%, 03/30/2029 (Callable 02/28/2029) (a)		6,450,000	6,749,095
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)		21,876,000	21,976,658
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027) (a)		1,000,000	1,007,118
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028) (a)		8,650,000	8,814,358
Cleveland Electric Illuminating Co., 3.50%, 04/01/2028 (Callable 01/01/2028) (a)		14,932,000	14,664,906
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)		17,324,000	17,903,714
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)		23,175,000	23,469,932
4.88%, 06/01/2028 (Callable 05/01/2028)		10,367,000	10,546,638
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027) (a)		10,100,000	9,893,146
Enel Finance International NV
3.50%, 04/06/2028 (a)		24,042,000	23,603,734
4.13%, 09/30/2028 (a)		20,000,000	19,943,599
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)		25,400,000	25,686,325
Evergy Kansas Central, Inc., 4.70%, 03/13/2028		9,850,000	9,970,306
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)		35,209,000	34,638,555
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (a)		21,525,000	21,245,519
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027		17,950,000	18,145,198
Pennsylvania-American Water Co., 7.80%, 09/01/2026 (a)		8,000,000	8,170,388
Pinnacle West Capital Corp., 4.90%, 05/15/2028 (Callable 04/15/2028)		12,000,000	12,190,839
			313,928,416
TOTAL CORPORATE BONDS (Cost $5,750,467,423)			5,831,244,215

U.S. TREASURY SECURITIES - 35.3%		Par	Value
United States Treasury Note/Bond
4.25%, 03/15/2027		239,750,000	241,697,969
4.63%, 06/15/2027		340,900,000	346,319,778
3.13%, 08/31/2027		1,013,625,000	1,004,241,052
3.88%, 11/30/2027		564,550,000	567,527,121
4.00%, 12/15/2027		156,975,000	158,262,685
4.25%, 01/15/2028		749,125,000	759,337,679
3.75%, 04/15/2028		606,025,000	607,871,485
3.63%, 08/15/2028		345,925,000	345,925,000
TOTAL U.S. TREASURY SECURITIES (Cost $4,015,810,970)			4,031,182,769

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%		Par	Value
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)		6,699,000	6,607,918
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)		13,500,000	12,858,119
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (e)		3,975,000	3,915,412
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)		2,750,000	2,720,271
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)		40,867,000	40,308,728
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 10/10/2025)		6,927,490	6,802,506
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)		16,564,000	16,313,913
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)		157,230	156,643
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (e)		6,467,000	6,320,532
Series 2017-P7, Class A3, 3.44%, 04/14/2050 (Callable 04/14/2027)		8,852,062	8,761,719
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)		39,700,000	38,670,420
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)		16,289,000	15,960,474
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)		14,925,000	14,686,376
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)		5,260,000	5,200,737
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)		38,228,000	37,630,252
Series 2017-C39, Class A5, 3.42%, 09/15/2050 (Callable 08/15/2027)		2,056,000	2,010,838
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)		6,600,000	6,508,892
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)		2,000,000	1,964,703
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)		1,254,156	1,249,847
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)		1,700,000	1,652,652
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (e)		1,000,000	994,718
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)		3,431,151	3,320,245
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)		5,008,000	4,973,697
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)		3,309,000	3,268,656
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)		24,225,000	23,929,128
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)		8,042,760	7,921,283
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)		2,065,000	2,040,148
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027) (e)		8,950,000	8,856,138
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)		11,138,000	11,030,692
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)		2,800,000	2,731,700
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)		9,450,000	9,276,169
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)		784,035	768,964
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)		1,108,031	1,095,510
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)		489,975	477,736
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)		15,165,000	14,892,138
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)		13,410,000	13,211,944
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027) (a)		46,315,000	45,524,537
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)		28,125,000	28,014,933
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)		93,141	92,966
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)		2,800,000	2,758,728
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)		8,030,000	7,901,611
Morgan Stanley Capital I, Inc.
Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)		10,284,000	10,231,481
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)		7,752,450	7,649,521
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)		3,000,000	2,951,657
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)		3,625,000	3,607,674
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)		5,000,000	4,945,264
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028) (e)		10,000,000	9,837,632
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $455,037,760)			462,605,822

ASSET-BACKED SECURITIES - 3.8%		Par	Value
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, 02/25/2033 (Callable 03/25/2029) (a)		13,704,339	13,761,495
DLLAD LLC
Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 01/20/2029) (a)		41,447,000	42,323,596
Series 2025-1A, Class A3, 4.42%, 09/20/2030 (Callable 02/20/2030) (a)		8,650,000	8,724,606
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)		31,741,000	32,114,820
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		10,000,000	10,184,986
Ford Credit Auto Owner Trust
Series 2022-1, Class A, 3.88%, 11/15/2034 (Callable 05/15/2027) (a)		45,175,000	45,083,358
Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)		8,670,000	8,822,811
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029 (a)		30,860,000	31,443,621
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)		33,350,000	33,498,684
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)		23,275,000	23,636,952
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)		8,175,000	8,290,130
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028) (a)		10,375,000	10,536,434
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029 (a)		6,575,000	6,696,421
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 01/15/2030) (a)		2,090,126	2,054,443
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 02/15/2027) (a)		945,146	930,300
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 06/15/2027) (a)		5,016,586	4,852,966
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 01/15/2029) (a)		5,777,065	5,285,092
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 06/15/2030) (a)		17,015,926	15,379,041
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)		4,403,200	4,156,363
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029) (a)		6,062,550	5,734,538
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 03/20/2032) (a)		6,120,617	5,814,924
Santander Holdings USA, Inc., Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 10/15/2027) (a)		1,851,609	1,868,863
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.27%, 01/22/2029 (Callable 01/20/2028) (a)		25,425,000	25,549,735
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2025) (a)(e)		4,731,819	4,638,335
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2025) (a)(e)		3,042,791	2,981,416
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)		22,000,000	22,280,876
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)		21,900,000	22,155,505
Volkswagen Auto Lease Trust, Series 2025-B, Class A3, 4.01%, 01/22/2029 (Callable 12/20/2027)		36,550,000	36,600,227
TOTAL ASSET-BACKED SECURITIES (Cost $434,793,380)			435,400,538

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.4%		Par	Value
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2025) (a)(e)		2,593,235	2,523,819
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2025) (a)(e)		3,521,231	3,374,760
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 10/25/2025) (a)		1,819,208	1,747,019
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 10/25/2025) (a)(d)		8,238,177	7,946,504
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)		22,672,323	22,655,509
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.08%, 02/25/2058 (Callable 10/25/2049) (a)(e)		2,253,939	2,226,194
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 10/25/2025) (a)(e)		14,481,974	12,574,796
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 10/25/2025)		15,806	16,092
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2025)		387,429	179,718
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 01/25/2046) (a)(e)		11,458,353	11,278,077
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		26,883,261	26,757,770
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)		3,068,398	3,056,235
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)		27,507,284	27,442,314
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		6,378,175	6,357,428
GCAT
Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 05/25/2031) (a)(e)		20,965,306	19,756,948
Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028) (a)(d)		26,486,922	26,718,653
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 10/17/2025) (a)		8,321,873	8,230,921
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 10/25/2025)		817,684	813,222
Series 2003-5, Class 7A1, 5.00%, 10/01/2031		2,026	2,129
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 10/25/2025) (a)(e)		14,506,972	14,333,640
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2041) (a)(e)		25,145,747	24,283,454
Onslow Bay Mortgage Loan Trust
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(d)		6,195,412	6,298,833
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028) (a)(d)		32,708,524	32,928,437
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 05/25/2029) (d)		1,914,212	462,756
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 12/25/2040) (a)(e)		36,642,762	35,248,373
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(e)		25,301,568	25,337,769
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 5.05%, 02/25/2034 (Callable 10/25/2025) (d)		2,798	2,799
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.10%, 10/25/2043 (Callable 10/25/2025) (e)		977,082	936,224
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 02/25/2030) (a)(e)		5,333,438	5,224,551
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 02/25/2030) (a)(e)		11,523,459	11,343,725
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 10/25/2029) (a)(e)		2,038,413	2,004,457
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2030) (a)(e)		765,859	760,512
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2031) (a)(e)		4,436,224	4,263,143
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 08/25/2030) (a)(e)		2,401,420	2,317,751
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 09/25/2030) (a)		22,630,363	20,616,256
Verus Securitization Trust, Series 2025-6, Class A1, 5.42%, 07/25/2070 (Callable 07/25/2028) (a)(d)		21,492,844	21,658,947
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.37%, 06/25/2034 (Callable 10/25/2025) (e)		957,735	907,867
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $397,907,846)			392,587,602

MUNICIPAL BONDS - 0.7%		Par	Value
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 11/01/2025) (f)		22,010,000	21,772,307
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 10/22/2025)		10,050,000	10,088,807
5.75%, 04/01/2030 (Callable 10/22/2025)		5,000,000	5,000,775
Central Plains Energy Project, 5.72%, 08/01/2028		1,320,000	1,334,682
City of Brockton MA, 5.41%, 08/01/2027		8,950,000	9,102,392
General Authority of Southcentral Pennsylvania
5.10%, 05/01/2050 (f)		4,750,000	4,758,197
5.50%, 05/01/2050 (f)		6,855,000	6,843,871
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031) (g)		700,000	574,967
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)		1,460,000	1,444,063
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026		8,000,000	7,929,989
New Jersey Economic Development Authority, 6.31%, 07/01/2026		560,000	565,740
Tennergy Corp./TN
5.97%, 06/01/2026		1,150,000	1,159,226
5.95%, 06/01/2027		800,000	813,325
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)		2,350,000	2,310,644
Westvaco Corp., 7.67%, 01/15/2027 (a)		3,900,000	4,012,698
TOTAL MUNICIPAL BONDS (Cost $77,945,416)			77,711,683

OTHER GOVERNMENT RELATED SECURITIES - 0.4%		Par	Value
Electricite de France SA, 4.50%, 09/21/2028 (Callable 06/21/2028) (a)		21,750,000	21,857,207
Korea National Oil Corp., 4.13%, 09/30/2027 (a)		20,000,000	19,997,453
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $41,697,920)			41,854,660

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(h)		506,879,768	506,879,768
TOTAL MONEY MARKET FUNDS (Cost $506,879,768)			506,879,768

TOTAL INVESTMENTS - 103.2% (Cost $11,680,540,483)			11,779,467,057
Liabilities in Excess of Other Assets - (3.2)%			(363,013,811)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$11,416,453,246
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $3,636,614,242 or 31.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $574,967 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Short-Term Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$5,831,244,215	$–	$5,831,244,215
U.S. Treasury Securities	–	4,031,182,769	–	4,031,182,769
Non-Agency Commercial Mortgage-Backed Securities	–	462,605,822	–	462,605,822
Asset-Backed Securities	–	435,400,538	–	435,400,538
Non-Agency Residential Mortgage-Backed Securities	–	392,587,602	–	392,587,602
Municipal Bonds	–	77,711,683	–	77,711,683
Other Government Related Securities	–	41,854,660	–	41,854,660
Money Market Funds	506,879,768	–	–	506,879,768
Total Investments	$506,879,768	$11,272,587,289	$–	$11,779,467,057

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.